Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Parent [3]	Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income, net of tax	Treasury stock	Noncontrolling Interest
Balance at beginning of period at Dec. 31, 2022					$ 4,838	$ 14	$ 28,508	$ 37,743	$ (5,966)	$ (24,524)	$ 7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance					0
Redemption					(500)
Amortization of preferred stock discount					5			(5)
Stock-based compensation							364
Common stock issued under employee benefit plans							20
Other net changes in noncontrolling interests							16				41
Other							0	1
Net income		$ 3,304	[1]					3,302			2
Common stock dividends ($2.00, $1.78 and $1.58 per share) (a)	[2]							(1,262)
Preferred stock dividends		(235)						(225)
Other comprehensive income		1,073	[1]						1,073
Repurchase of common stock										(2,604)
Excise tax on share repurchases								(5)		(23)
Balance at end of period at Dec. 31, 2023		40,820	[3]	$ 40,770	4,343	14	28,908	39,549	(4,893)	(27,151)	50
Balance at beginning of period at Dec. 31, 2022		109
Increase (Decrease) in Temporary Equity [Roll Forward]
Other net changes in noncontrolling interests		(24)
Other comprehensive income (loss)		0
Balance at end of period at Dec. 31, 2023		85
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance					0
Redemption					0
Amortization of preferred stock discount					0			0
Stock-based compensation							423
Common stock issued under employee benefit plans							22
Other net changes in noncontrolling interests							(9)				296
Other							(23)	0
Net income		4,543	[1]					4,530			13
Common stock dividends ($2.00, $1.78 and $1.58 per share) (a)	[2]							(1,348)
Preferred stock dividends		(194)						(194)
Other comprehensive income		235	[1]						237
Repurchase of common stock										(3,064)
Excise tax on share repurchases								0		(26)
Balance at end of period at Dec. 31, 2024		41,677	[3]	41,318	4,343	$ 14	29,321	42,537	(4,656)	(30,241)	359
Increase (Decrease) in Temporary Equity [Roll Forward]
Other net changes in noncontrolling interests		4
Other comprehensive income (loss)		(2)
Balance at end of period at Dec. 31, 2024		87
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance					1,483
Redemption					(1,000)
Amortization of preferred stock discount					10			(10)
Stock-based compensation							562
Common stock issued under employee benefit plans							24
Other net changes in noncontrolling interests							0				15
Other							0	0
Net income		5,583	[1]					5,549			34
Common stock dividends ($2.00, $1.78 and $1.58 per share) (a)	[2]							(1,447)
Preferred stock dividends		(243)						(238)
Other comprehensive income		1,627	[1]						1,621
Repurchase of common stock										(3,535)
Excise tax on share repurchases								5		(29)
Balance at end of period at Dec. 31, 2025		44,721	[3]	$ 44,313	$ 4,836		$ 29,907	$ 46,396	$ (3,035)	$ (33,805)	$ 408
Increase (Decrease) in Temporary Equity [Roll Forward]
Other net changes in noncontrolling interests		(6)
Other comprehensive income (loss)		6
Balance at end of period at Dec. 31, 2025		$ 87

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,621 million for the year ended Dec. 31, 2025, $237 million for the year ended Dec. 31, 2024 and $1,073 million for the year ended Dec. 31, 2023.
[2]	Includes dividend equivalents on share-based awards.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $39,477 million at Dec. 31, 2025, $36,975 million at Dec. 31, 2024 and $36,427 million at Dec. 31, 2023.